Annual Operating Expenses {- Franklin K2 Alternative Strategies Fund} - Franklin K2 Alternative Strategies Fund-17 - Franklin K2 Alternative Strategies Fund	Sep. 17, 2021
Class A
Operating Expenses:
Management fees	1.89%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses of the Fund	0.23%
Other expenses of the Subsidiary	0.04%	[2]
Dividend expense and security borrowing fees for securities sold short	0.20%
Acquired fund fees and expenses	0.03%	[3]
Total annual Fund operating expenses	2.64%	[3]
Fee waiver and/or expense reimbursement	(0.21%)	[2],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.43%	[2],[3],[4]
Class C
Operating Expenses:
Management fees	1.89%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses of the Fund	0.23%
Other expenses of the Subsidiary	0.04%	[2]
Dividend expense and security borrowing fees for securities sold short	0.20%
Acquired fund fees and expenses	0.03%	[3]
Total annual Fund operating expenses	3.39%	[3]
Fee waiver and/or expense reimbursement	(0.21%)	[2],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	3.18%	[2],[3],[4]
Class R
Operating Expenses:
Management fees	1.89%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses of the Fund	0.23%
Other expenses of the Subsidiary	0.04%	[2]
Dividend expense and security borrowing fees for securities sold short	0.20%
Acquired fund fees and expenses	0.03%	[3]
Total annual Fund operating expenses	2.89%	[3]
Fee waiver and/or expense reimbursement	(0.21%)	[2],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.68%	[2],[3],[4]
Class R6
Operating Expenses:
Management fees	1.89%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.15%
Other expenses of the Subsidiary	0.04%	[2]
Dividend expense and security borrowing fees for securities sold short	0.20%
Acquired fund fees and expenses	0.03%	[3]
Total annual Fund operating expenses	2.31%	[3]
Fee waiver and/or expense reimbursement	(0.21%)	[2],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.10%	[2],[3],[4]
Advisor Class
Operating Expenses:
Management fees	1.89%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.23%
Other expenses of the Subsidiary	0.04%	[2]
Dividend expense and security borrowing fees for securities sold short	0.20%
Acquired fund fees and expenses	0.03%	[3]
Total annual Fund operating expenses	2.39%	[3]
Fee waiver and/or expense reimbursement	(0.21%)	[2],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.18%	[2],[3],[4]

[1]

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective on June 1, 2020. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain non-routine expenses) for each class of the Fund do not exceed 1.95% until September 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[3]

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[4]

4. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.